Income Taxes - Tax Expense (Benefit) Allocation (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Net earnings from continuing operations	$ 31	$ 69	$ 235	$ 347	$ 274
Income tax expense			144	25	16
Unrealized gain (loss) on investments and other financial instruments			25	29	(40)
Other comprehensive earnings (loss):
Unrealized gain (loss) on foreign currency translation and cash flow hedging, tax	$ (1)	$ 1	4	1	(7)
Minimum pension liability adjustment			3	3	3
Total income tax expense (benefit) allocated to other comprehensive earnings			32	33	(44)
Additional paid-in capital, stock-based compensation			0	0	(21)
Total income taxes			$ 411	$ 405	$ 225